Note 12 - Changes in fair value of financial assets attributable to movements in counterparty credit risk (Detail) - Changes in fair value of of financial assets attributable to movements in couterparty credit risk [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value of financial assets attributable to movements in couterparty credit risk [line items]
Notional value of financial assets exposed to credit risk	€ 168	€ 136
Annual change in the fair value reflected in the Statement of Income	0	1
Cumulative change in the fair value	1	0
Notional of credit derivatives used to mitigate credit risk	90	98
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	€ 0	€ 0